June 17, 2008


 Securities and Exchange Commission
 100 F Street NE
 Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 778 (the "Fund")
                        (SEC# 333-150557) (CIK# 1402931)
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Ladies/Gentlemen:

         Transmitted herewith on behalf of Van Kampen Funds Inc. (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is Amendment No.2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Balanced Market Allocation Strategy 2008-2 (the "Portfolio"), which will invest in exchange-traded funds ("ETFs") and common stocks.1 The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on May 1, 2008 and was first amended on June 5, 2008. We received additional comments from the staff of the Commission in a telephone conversation between Vincent J. Di Stefano of the Commission and Mark Kneedy of our firm on June 16, 2008. This letter responds to those comments.

COMMENTS

         The staff requested that the prospectus provide disclosure with respect to the Fund's investment in emerging markets, value-style securities and growth-style securities in the "Principle Risks".

RESPONSE

         Revisions have been made to page 5 in accordance with the staff's comments.

         We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on June 24, 2008.

         If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP

                                                          By ___________________
                                                                  Mark J. Kneedy


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     1    The Portfolio's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).